UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2007

[LOGO OF USAA]
   USAA(R)

                                 USAA TAX EXEMPT
                                        SHORT-TERM Fund

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   MARCH 31, 2007


                                             (C)2007, USAA. ALL RIGHTS RESERVED.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    1

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Distributions to Shareholders                                            16

    Report of Independent Registered Public Accounting Firm                  17

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        34

    Financial Statements                                                     35

    Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                              49

TRUSTEES' AND OFFICERS' INFORMATION                                          51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. ALL RIGHTS RESERVED.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                     ALTHOUGH POTENTIAL TAX INCREASES MIGHT
[PHOTO OF CHRISTOPHER W. CLAUS]  MAKE TAX-EXEMPT SECURITIES EVEN MORE DESIRABLE,
                                   SO COULD TWO OTHER FACTORS - INFLATION AND
                                                 INTEREST RATES.

                                                        "
                                                                      April 2007
--------------------------------------------------------------------------------

         Tax-exempt bonds appeal to many investors because they ARE tax exempt. Could they become even more attractive in the months and years ahead? Perhaps so, given the financial challenges facing our federal government and the factors affecting the capital markets.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched our national budget. Scores of baby boomers are approaching their retirement without having saved enough money, putting the Social Security system at risk. The housing market is "adjusting" to lower prices in some areas, and subprime lenders and borrowers are in the news. Meanwhile, U.S. corporations continue to shed pension plans and reduce retirees' medical benefits.

         At some point, the government's funding needs - for the war, Social Security, and Medicare, among other pressing concerns - will require additional revenue. In my opinion, income taxes on individuals and businesses could increase after the 2008 presidential election. After all, the money has to come from somewhere, and taxes may be the government's only option unless it is willing to reduce the budget deficit and make significant cuts to entitlement programs. A hike in taxes on capital gains and dividend payments is also not out of the question.

         Although potential tax increases might make tax-exempt securities even more desirable, so could two other factors - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern, and it is running higher than the Fed's so-called "comfort zone" of 2% or less. If economic growth continues to moderate as the housing

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         market slows, inflation pressures may ease, making it less likely that the Fed will raise short-term interest rates. In recognition of this possibility, the 10-year Treasury should continue trading in a range of 4.5% to 5% over the next 12 months, with other credit markets following suit.

         Under these circumstances, tax-exempt securities could be particularly appealing. Because they offer interest income free from federal and sometimes state taxes, they can potentially provide an attractive return relative to other investments.

         At USAA Investment Management, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar as of March 31, 2007. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that has not been subject to the alternative minimum tax (AMT) for individual taxpayers since the inception of the funds.

         From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       MORNINGSTAR RATINGS(TM)                                     # funds
                     for period ending 3/31/2007                                      in       # funds   # funds
USAA                                                             Morningstar       Overall/       in        in
Fund Name              Overall    3-Year    5-Year    10-Year    Category           3-Year      5-Year    10-Year
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND        * * * *      4         4          4       Muni California     153         138        113
                                                                  Long

FLORIDA TAX-FREE       * * * *      4         4          4       Muni Florida         71          66         61
 INCOME

NEW YORK BOND          * * * *      4         4          5       Muni New York       109          97         81
                                                                  Long

TAX EXEMPT            * * * * *     5         5          5       Muni National       271         260        191
 LONG-TERM                                                        Long

TAX EXEMPT            * * * * *     5         5          5       Muni National       233         198        123
 INTERMEDIATE-TERM                                                Intermediate

TAX EXEMPT             * * * *      4         4          4       Muni National       128          88         56
 SHORT-TERM                                                       Short

VIRGINIA BOND         * * * * *     5         5          5       Muni Single State   325         295        246
                                                                  Intermediate

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]           [PHOTO OF REGINA G. SHAFER]
   CLIFFORD A. GLADSON, CFA                 REGINA G. SHAFER, CFA
   USAA Investment Management Company       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO MARCH 31, 2007?

         Your USAA Tax Exempt Short-Term Fund provided a total return of 3.79% versus an average return of 3.28% for the 55 funds in the Lipper Short Municipal Debt Funds Average. This compares to 3.36% for the Lipper Short Municipal Debt Funds Index and 5.43% for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 3.63%, compared to the Lipper category average of 3.02%.

WHAT WERE THE MARKET CONDITIONS?

         As the period began, the Federal Reserve Board (the Fed) had been raising short-term interest rates without pause since June 2004. In August, after two additional increases, the Fed announced it would leave the federal funds rate unchanged at 5.25% so it could assess the impact of its rate hikes. Since then, short-term rates have not changed.

         Despite weakness in the housing market, the U.S. economy has continued to grow at a steady rate. However, most observers expect growth to moderate in the coming months. In its March 2007 meeting, the Fed hinted that its next move is most likely to be a rate cut.

         Unlike short-term rates, which are set by the Fed, longer-term rates are controlled by the credit markets. All long-term yields fell over the period, and the yield curve for U.S. government

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         securities became inverted (short-term rates are higher than long-term rates). An inverted yield curve indicates that bond investors are not overly concerned about inflation and expect swift Fed action if the economy shows signs of overheating. However, long-term municipal yields remained higher than short-term yields, providing investors with the opportunity to find value by extending investments along the yield curve.

         Overall, municipal credit quality remained stable as state and local governments continue to exercise fiscal constraint and see a steady increase in tax revenues.

HOW DO YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

         We use variable-rate demand notes (VRDNs) to help reduce share price volatility and increase the Fund's dividend yield. VRDNs possess a "demand" feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

         As opportunities arose to lock in higher yields, we lengthened the Fund's weighted average maturity. We methodically extended from 1.8 years on March 31, 2006, to 2.8 years by March 31, 2007.

         We maintain a diversified portfolio spread across more than 250 issuers. To help us manage credit risk, we rely on our team of seasoned credit analysts. We continue to make your Fund as tax efficient as possible by avoiding issues subject to the alternative minimum tax (AMT) for individuals.

WHAT IS YOUR OUTLOOK?

         Although the housing market has slowed, the U.S. consumer is still spending, albeit at a slightly slower pace. Higher gas prices have dampened consumer confidence somewhat, but we do not expect it to be a permanent problem.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         The bond market appears to be headed for a "soft landing," and the Fed may start to cut short-term interest rates toward the end of the year. We have positioned the portfolio accordingly. As always, we plan to use any short-term increase in interest rates to seek to improve the tax-exempt dividend distribution yield of your Fund.

         We appreciate your trust and will continue to work hard on your behalf.

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA TAX EXEMPT SHORT-TERM FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
               out of 128 municipal national short-term bond funds
                      for the period ending March 31, 2007:

                                 OVERALL RATING
                                  *   *   *   *

           3-YEAR                    5-YEAR                    10-YEAR
           * * * *                   * * * *                   * * * *
      out of 128 funds           out of 88 funds           out of 56 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
        (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA TAX EXEMPT SHORT-TERM FUND

     [LOGO OF TOTAL RETURN][LOGO OF CONSISTENT RETURN][LOGO OF PRESERVATION]

The Fund is listed as a Lipper Leader for Total Return and Consistent Return of 52 funds within the Lipper Short Municipal Debt Funds category and for Preservation of 4,170 fixed-income funds for the overall period ending March 31, 2007. The Fund received a Lipper Leader rating for Total Return among 39 and 21 funds for the five- and 10-year periods, respectively, and a score of 2 among 52 funds for the three-year period. The Fund received a Lipper Leader rating for Consistent Return among 39 and 21 funds for the five- and 10-year periods, respectively, and a score of 2 among 52 funds for the three-year period. The Fund received a Lipper Leader rating for Preservation among 4,170, 3,518, and 2,236 fixed-income funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of March 31, 2007. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of March 31, 2007. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of March 31, 2007. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed-equity funds than for fixed-income funds.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND (Ticker Symbol: USSTX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

---------------------------------------------------------------------------------------
                                                         3/31/07            3/31/06
---------------------------------------------------------------------------------------
Net Assets                                           $1,066.7 Million   $1,160.1 Million
Net Asset Value Per Share                                 $10.60              $10.59
Tax-Exempt Dividends Per Share Last 12 Months             $0.385              $0.343
Capital Gain Distributions Per Share Last 12 Months          -                  -

---------------------------------------------------------------------------------------
                                                         3/31/07            3/31/06
---------------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                                    2.8 Years          1.8 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

---------------------------------------------------------------------------------------
                             30-DAY SEC YIELD* AS OF 3/31/07
---------------------------------------------------------------------------------------
30-DAY SEC YIELD                                                                3.49%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2007

--------------------------------------------------------------------------
             TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------
10 YEARS         3.84%        =          3.81%          +         0.03%
5 YEARS          3.01%        =          3.10%          +        (0.09)%
1 YEAR           3.79%        =          3.70%          +         0.09%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2007

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
3/31/1998           6.35%               4.74%                    1.61%
3/31/1999           4.46%               4.65%                   -0.19%
3/31/2000           2.05%               4.48%                   -2.43%
3/31/2001           6.99%               4.79%                    2.20%
3/31/2002           3.60%               3.97%                   -0.37%
3/31/2003           5.44%               3.37%                    2.07%
3/31/2004           2.73%               2.64%                    0.09%
3/31/2005           0.75%               2.59%                   -1.84%
3/31/2006           2.40%               3.24%                   -0.84%
3/31/2007           3.79%               3.70%                    0.09%

                                  [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Tax Exempt Short-Term Fund's Dividend Return on Page 10, and
assuming marginal federal tax rates of: 25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                     DIVIDEND
PERIOD                RETURN
------               --------
10 Years               3.81%             5.08%      5.29%      5.69%      5.86%
5 Years                3.10%             4.13%      4.31%      4.63%      4.77%
1 Year                 3.70%             4.93%      5.14%      5.52%      5.69%

To match the USAA Tax Exempt Short-Term Fund's closing 30-day SEC Yield of 3.49%,
A FULLY TAXABLE INVESTMENT MUST PAY:     4.65%      4.85%      5.21%      5.37%


This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     LEHMAN BROTHERS            USAA TAX EXEMPT          LIPPER SHORT MUNICIPAL
                  MUNICIPAL BOND INDEX          SHORT-TERM FUND             DEBT FUNDS INDEX
                  --------------------          ---------------          ----------------------
03/31/97               $10,000.00                 $10,000.00                   $10,000.00
04/30/97                10,083.81                  10,048.17                    10,034.49
05/31/97                10,235.59                  10,114.93                    10,094.37
06/30/97                10,344.62                  10,174.71                    10,148.19
07/31/97                10,631.12                  10,290.27                    10,227.23
08/31/97                10,531.46                  10,288.16                    10,229.22
09/30/97                10,656.34                  10,358.80                    10,286.10
10/31/97                10,725.02                  10,398.12                    10,324.20
11/30/97                10,788.18                  10,444.70                    10,356.82
12/31/97                10,945.48                  10,516.30                    10,416.48
01/31/98                11,058.36                  10,574.15                    10,470.87
02/28/98                11,061.72                  10,603.43                    10,499.16
03/31/98                11,071.56                  10,634.73                    10,525.88
04/30/98                11,021.61                  10,616.30                    10,527.53
05/31/98                11,195.96                  10,704.44                    10,590.56
06/30/98                11,240.15                  10,748.12                    10,627.94
07/31/98                11,268.25                  10,778.94                    10,664.36
08/31/98                11,442.36                  10,869.91                    10,737.69
09/30/98                11,585.01                  10,941.31                    10,790.15
10/31/98                11,584.77                  10,971.64                    10,830.23
11/30/98                11,625.36                  10,994.65                    10,853.79
12/31/98                11,654.66                  11,037.14                    10,893.46
01/31/99                11,793.23                  11,086.10                    10,951.07
02/28/99                11,741.83                  11,095.01                    10,965.13
03/31/99                11,757.92                  11,108.52                    10,986.28
04/30/99                11,787.22                  11,150.01                    11,016.46
05/31/99                11,719.02                  11,146.45                    11,022.41
06/30/99                11,550.43                  11,097.60                    10,993.87
07/31/99                11,592.46                  11,136.86                    11,032.44
08/31/99                11,499.52                  11,136.25                    11,039.41
09/30/99                11,504.32                  11,166.71                    11,069.07
10/31/99                11,379.68                  11,162.88                    11,076.40
11/30/99                11,500.72                  11,218.10                    11,114.88
12/31/99                11,414.98                  11,218.42                    11,119.35
01/31/00                11,365.27                  11,208.36                    11,126.80
02/29/00                11,497.36                  11,260.83                    11,164.90
03/31/00                11,748.56                  11,335.85                    11,218.07
04/30/00                11,679.15                  11,344.17                    11,233.33
05/31/00                11,618.39                  11,361.32                    11,252.06
06/30/00                11,926.27                  11,482.74                    11,336.65
07/31/00                12,092.22                  11,570.83                    11,403.98
08/31/00                12,278.58                  11,649.00                    11,466.89
09/30/00                12,214.70                  11,670.55                    11,493.45
10/31/00                12,347.98                  11,729.07                    11,543.68
11/30/00                12,441.40                  11,774.40                    11,583.43
12/31/00                12,748.80                  11,895.02                    11,668.61
01/31/01                12,875.12                  12,019.06                    11,768.70
02/28/01                12,915.95                  12,063.00                    11,808.16
03/31/01                13,031.70                  12,127.73                    11,867.46
04/30/01                12,890.49                  12,105.96                    11,877.50
05/31/01                13,029.30                  12,195.75                    11,955.22
06/30/01                13,116.47                  12,261.16                    12,002.25
07/31/01                13,310.76                  12,351.67                    12,068.40
08/31/01                13,530.02                  12,449.84                    12,146.59
09/30/01                13,484.63                  12,474.77                    12,174.89
10/31/01                13,645.29                  12,539.78                    12,229.71
11/30/01                13,530.26                  12,510.61                    12,218.43
12/31/01                13,402.26                  12,501.30                    12,227.45
01/31/02                13,634.73                  12,585.42                    12,296.49
02/28/02                13,798.99                  12,669.82                    12,357.24
03/31/02                13,528.58                  12,565.55                    12,287.61
04/30/02                13,792.99                  12,696.70                    12,378.16
05/31/02                13,876.80                  12,736.73                    12,418.75
06/30/02                14,023.54                  12,817.97                    12,480.37
07/31/02                14,203.89                  12,901.44                    12,539.90
08/31/02                14,374.64                  12,975.15                    12,587.22
09/30/02                14,689.48                  13,068.38                    12,639.76
10/31/02                14,445.97                  12,984.51                    12,580.65
11/30/02                14,385.93                  13,008.97                    12,609.17
12/31/02                14,689.48                  13,127.01                    12,700.96
01/31/03                14,652.26                  13,149.00                    12,728.61
02/28/03                14,857.11                  13,241.71                    12,793.89
03/31/03                14,866.00                  13,248.83                    12,785.45
04/30/03                14,964.22                  13,281.25                    12,813.37
05/31/03                15,314.60                  13,387.90                    12,886.94
06/30/03                15,249.52                  13,392.89                    12,898.61
07/31/03                14,715.90                  13,274.67                    12,845.06
08/31/03                14,825.65                  13,317.11                    12,874.93
09/30/03                15,261.53                  13,456.02                    12,959.38
10/31/03                15,184.68                  13,448.83                    12,952.28
11/30/03                15,342.94                  13,487.54                    12,971.79
12/31/03                15,469.98                  13,516.89                    12,989.82
01/31/04                15,558.60                  13,557.52                    13,025.36
02/29/04                15,792.75                  13,646.24                    13,074.79
03/31/04                15,737.75                  13,610.87                    13,059.68
04/30/04                15,365.04                  13,502.99                    12,991.85
05/31/04                15,309.32                  13,479.64                    12,975.18
06/30/04                15,365.04                  13,494.78                    12,988.05
07/31/04                15,567.24                  13,560.88                    13,037.04
08/31/04                15,879.20                  13,651.01                    13,109.39
09/30/04                15,963.50                  13,667.09                    13,118.70
10/31/04                16,100.87                  13,697.26                    13,144.65
11/30/04                15,968.06                  13,663.90                    13,111.69
12/31/04                16,163.07                  13,721.74                    13,159.84
01/31/05                16,314.12                  13,738.11                    13,161.28
02/28/05                16,259.85                  13,731.43                    13,160.40
03/31/05                16,157.30                  13,712.63                    13,156.04
04/30/05                16,412.11                  13,761.40                    13,186.23
05/31/05                16,528.10                  13,797.26                    13,216.68
06/30/05                16,630.64                  13,845.95                    13,264.54
07/31/05                16,555.48                  13,842.71                    13,267.71
08/31/05                16,722.62                  13,891.76                    13,306.87
09/30/05                16,609.99                  13,904.69                    13,325.18
10/31/05                16,509.13                  13,900.34                    13,325.42
11/30/05                16,588.38                  13,924.30                    13,347.73
12/31/05                16,731.03                  13,965.36                    13,389.56
01/31/06                16,776.17                  14,001.78                    13,425.12
02/28/06                16,888.81                  14,040.50                    13,454.80
03/31/06                16,772.33                  14,044.36                    13,458.62
04/30/06                16,766.57                  14,056.90                    13,478.67
05/31/06                16,841.26                  14,099.86                    13,525.66
06/30/06                16,777.86                  14,119.27                    13,532.76
07/31/06                16,977.42                  14,187.01                    13,587.26
08/31/06                17,229.35                  14,270.94                    13,657.93
09/30/06                17,349.18                  14,342.65                    13,710.59
10/31/06                17,457.97                  14,384.69                    13,745.53
11/30/06                17,603.50                  14,441.23                    13,789.08
12/31/06                17,541.30                  14,460.38                    13,807.21
01/31/07                17,496.40                  14,459.85                    13,818.65
02/28/07                17,726.94                  14,543.82                    13,880.97
03/31/07                17,683.24                  14,575.91                    13,911.44

                                          [END CHART]

         DATA FROM 3/31/97 THROUGH 3/31/07.

The graph illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Short-Term Fund to the following benchmarks:

         o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

         o The Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA TAX EXEMPT               LIPPER SHORT MUNICIPAL
                            SHORT-TERM FUND                 DEBT FUNDS AVERAGE
                           ------------------           ------------------------
3/31/1998                        4.55%                             4.06%
3/31/1999                        4.57                              3.80
3/31/2000                        4.52                              3.81
3/31/2001                        4.54                              4.02
3/31/2002                        3.94                              3.46
3/31/2003                        3.24                              2.52
3/31/2004                        2.61                              1.95
3/31/2005                        2.62                              2.09
3/31/2006                        3.24                              2.58
3/31/2007                        3.63                              3.02

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/98 TO 3/31/07.

         THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL SHORT-TERM MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
------------------------------------------------------

Electric Utilities                               14.9%

Hospital                                         11.7%

General Obligation                                9.3%

Escrowed Bonds                                    7.3%

Nursing/CCRC                                      6.6%

Special Assessment/Tax/Fee                        5.5%

Multifamily Housing                               5.0%

Appropriated Debt                                 4.3%

Diversified Banks                                 4.2%

Specialty Chemicals                               3.6%
------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-33.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       PORTFOLIO RATINGS MIX
                              3/31/07

              [PIE CHART OF PORTFOLIO RATINGS MIX]

A                                                           29%
Securities with Short-Term Investment-Grade Ratings         21%
AAA                                                         19%
BBB                                                         18%
AA                                                          10%
Below Investment-Grade                                       3%

                       [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT SHORT-TERM FUND

         The following federal tax information related to the Fund's fiscal year ended March 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2007, was 100% tax-exempt for federal income tax purposes.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund has not designated any long-term realized capital gains for the fiscal year ended March 31, 2007.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT SHORT-TERM FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Short-Term Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Short-Term Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ ERNST & YOUNG LLP

San Antonio, Texas
May 17, 2007

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Merrill Lynch & Co., Inc. or Morgan Stanley.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following:
                       Government National Mortgage Assoc., Monumental Life Insurance Co., or Texas Permanent School Fund.

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Continental Casualty Co., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             BAN       Bond Anticipation Note
             COP       Certificate of Participation
             CP        Commercial Paper
             EDA       Economic Development Authority
             ETM       Escrowed to final maturity
             GO        General Obligation
             IDA       Industrial Development Authority/Agency
             IDB       Industrial Development Board
             IDRB      Industrial Development Revenue Bond
             ISD       Independent School District
             MFH       Multifamily Housing
             PCRB      Pollution Control Revenue Bond
             P-FLOAT   Puttable Floating Option Tax-Exempt Receipts
             PRE       Prerefunded to a date prior to maturity
             RB        Revenue Bond
             SAVRS     Select Auction Variable Rate Securities
             USD       Unified School District

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (53.8%)

            ALABAMA (1.1%)
  $ 2,000   Mobile IDB PCRB, Series A                                          4.65%     12/01/2011      $    2,042
            Montgomery Medical Clinic Board
              Health Care Facility RB,
    1,165     Series 2006                                                      4.50       3/01/2012           1,177
    1,265     Series 2006                                                      4.50       3/01/2013           1,276
    1,200     Series 2006                                                      4.50       3/01/2014           1,209
    2,480     Series 2006                                                      4.50       3/01/2015           2,492
    2,595     Series 2006                                                      4.50       3/01/2016           2,596
    1,000   Prattville Industrial Development PCRB,
              Series 1998                                                      4.90       9/01/2008           1,008
                                                                                                         ----------
                                                                                                             11,800
                                                                                                         ----------
            ALASKA (0.6%)
            North Slope Borough GO,
    6,255     Series 1998A (INS)                                               4.60(a)    6/30/2008           5,974
      245     Series 1998A (INS) (ETM)                                         4.60(a)    6/30/2008             234
                                                                                                         ----------
                                                                                                              6,208
                                                                                                         ----------
            ARIZONA (0.6%)
            Arizona Health Facilities Auth. RB,
    1,495     Series 2004A                                                     4.00       4/01/2010           1,492
    1,350     Series 2004A                                                     4.00       4/01/2012           1,343
            Pinal County Correctional Facilities IDA RB,
    1,010     Series 2006A (INS)                                               5.00      10/01/2010           1,045
    1,000     Series 2006A (INS)                                               5.25      10/01/2013           1,065
    1,710     Series 2006A (INS)                                               5.25      10/01/2014           1,831
                                                                                                         ----------
                                                                                                              6,776
                                                                                                         ----------
            ARKANSAS (0.2%)
    1,635   Springdale Sales and Use Tax RB,
              Series 2004 (INS)                                                4.00       7/01/2016           1,652
                                                                                                         ----------
            CALIFORNIA (1.9%)
            Golden State Tobacco Securitization Corp.
              Bonds,
    5,000     Series 2007A-1                                                   5.00       6/01/2015           5,202
    7,000     Series 2007A-1                                                   5.00       6/01/2016           7,268
    3,000     Series 2007A-1                                                   5.00       6/01/2017           3,108
            Salinas USD GO,
    1,000     Series 2002A (INS)                                               4.21(a)   10/01/2014             746
    2,000     Series 2002C (INS)                                               4.21(a)    6/01/2014           1,512

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            Santa Rosa Rancheria Tachi Yokut Tribe
              Enterprise RB,
  $ 1,040     Series 2006(b)                                                   4.50%      3/01/2011      $    1,042
    1,750     Series 2006(b)                                                   4.88       3/01/2016           1,772
                                                                                                         ----------
                                                                                                             20,650
                                                                                                         ----------
            COLORADO (1.6%)
      755   Beacon Point Metropolitan District RB,
              Series 2005B (LOC - Compass Bank)                                4.38      12/01/2015             771
            Denver Health and Hospital Auth. RB,
    1,250     Series 1998A                                                     5.25      12/01/2007           1,258
    1,250     Series 1998A                                                     5.25      12/01/2008           1,271
      370     Series 2001A                                                     5.25      12/01/2007             373
            Health Facilities Auth. RB,
    2,000     Series 2006                                                      5.00       6/01/2012           2,087
    1,335     Series 2006                                                      5.00       6/01/2013           1,398
    2,000     Series 2006                                                      5.00       6/01/2015           2,108
    2,000     Series 2006E                                                     5.00      11/15/2015           2,111
    3,000     Series 2006E                                                     5.00      11/15/2016           3,178
    2,320   High Plains Metropolitan District RB,
              Series 2005B (LOC - Compass Bank)                                4.38      12/01/2015           2,369
                                                                                                         ----------
                                                                                                             16,924
                                                                                                         ----------
            FLORIDA (1.6%)
    1,340   Clay County Development Auth. IDRB,
              Series 2002                                                      3.95       3/01/2011           1,347
    3,700   Jacksonville Economic Development
              Commission IDRB, Series 2002                                     4.00       3/01/2011           3,727
    2,000   Palm Beach County School Board COP,
              Series 2006A (INS)                                               5.00       8/01/2015           2,156
   10,000   St. Johns River Power Park System RB,
              Series Twenty-Two                                                4.00      10/01/2016          10,045
                                                                                                         ----------
                                                                                                             17,275
                                                                                                         ----------
            GUAM (0.2%)
            Education Financing Foundation COP,
    1,000     Series 2006A                                                     4.00      10/01/2013             999
      760     Series 2006A                                                     5.00      10/01/2014             805
                                                                                                         ----------
                                                                                                              1,804
                                                                                                         ----------
            HAWAII (0.5%)
    4,720   Honolulu GO, Series 1999C (INS)                                    5.00       7/01/2008           4,800
                                                                                                         ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            IDAHO (0.2%)
              Health Facilities Auth. RB,
  $   950     Series 1998 (ETM)                                                5.38%      5/01/2007      $      951
    1,005     Series 1998 (ETM)                                                5.38       5/01/2008           1,016
                                                                                                         ----------
                                                                                                              1,967
                                                                                                         ----------
            ILLINOIS (3.3%)
   20,000   Chicago Board of Education GO,
              Series 1999A (INS)(c)                                            4.50(a)   12/01/2009          18,131
    2,515   Chicago Special Assessment Improvement
              Bonds, Series 2002                                               6.13      12/01/2012           2,684
            Health Facilities Auth. RB,
      990     Series 2001 (Decatur Memorial Hospital)                          4.50      10/01/2007             992
    2,000     Series 2001A (Edward Hospital) (INS)                             4.25       2/15/2008           2,011
    1,195     Series 2001A (Edward Hospital) (INS)                             5.00       2/15/2009           1,225
            Housing Development Auth. Housing Bonds,
    1,000     Series 2006G                                                     4.15       1/01/2014           1,005
      915     Series 2006G                                                     4.15       7/01/2014             920
    1,145     Series 2006G                                                     4.20       7/01/2015           1,151
      625     Series 2006G                                                     4.30       1/01/2016             632
      800     Series 2006K                                                     4.20       1/01/2014             807
      870     Series 2006K                                                     4.35       1/01/2016             882
    4,557   Pingree Grove, Special Tax Bonds, Series 05-1                      5.25       3/01/2015           4,704
                                                                                                         ----------
                                                                                                             35,144
                                                                                                         ----------
            INDIANA (0.9%)
    2,060   Health & Educational Facility Auth. RB,
              Series 2006B                                                     5.00       2/15/2013           2,164
    3,000   Health Facility Financing Auth. RB,
              Series 1999A (INS)                                               5.00      11/01/2009           3,098
    3,750   Port Commission RB                                                 4.10       5/01/2012           3,754
                                                                                                         ----------
                                                                                                              9,016
                                                                                                         ----------
            IOWA (0.1%)
    1,000   Lansing PCRB, Series 1998                                          3.60      11/01/2008             991
                                                                                                         ----------
            KANSAS (1.3%)
    2,000   La Cygne Environmental Improvement RB,
              Series 2005 (INS)                                                4.05       3/01/2015           2,029
   11,250   Wyandotte County Special
              Obligation RB, 2nd Lien Series 2005                              4.75      12/01/2016          11,588
                                                                                                         ----------
                                                                                                             13,617
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            LOUISIANA (1.7%)
            Jefferson Parish School Board RB,
  $ 3,170     Series 1998 (INS)                                                4.80%(a)   9/01/2007      $    3,119
    2,090     Series 1998 (INS)                                                4.90(a)    3/01/2008           2,018
            Plaquemines Port, Harbor, and Terminal
              District RB,
    5,250     Series 1985B                                                     5.00       9/01/2007           5,251
    8,000     Series 1985C                                                     5.00       9/01/2007           8,001
                                                                                                         ----------
                                                                                                             18,389
                                                                                                         ----------
            MARYLAND (1.3%)
   10,000   Anne Arundel County PCRB, Series 1984                              4.10       7/01/2014          10,050
    3,750   Health and Higher Education Facilities
              Auth. RB, Series 2003C
              (acquired 3/05/2003; cost $3,750)(d)                             5.00       2/01/2013           3,919
                                                                                                         ----------
                                                                                                             13,969
                                                                                                         ----------
            MASSACHUSETTS (1.8%)
            Commonwealth GO,
   12,575     Series 2000B (ETM)                                               5.50       6/01/2008          12,832
    1,425     Series 2000B (ETM)                                               5.50       6/01/2008           1,454
            Health and Educational Facilities Auth. RB,
    3,645     Series 1998B (INS)                                               5.25       7/01/2007           3,657
    1,640     Series 1998B (INS)                                               5.25       7/01/2008           1,666
                                                                                                         ----------
                                                                                                             19,609
                                                                                                         ----------
            MICHIGAN (0.7%)
            Hospital Finance Auth. RB, Genesys Health
              System Medical Center,
    1,500     Series 1998A (ETM)                                               5.50      10/01/2007           1,514
    1,000     Series 1998A (ETM)                                               5.50      10/01/2008           1,027
            Hospital Finance Auth. RB, Henry Ford
              Health System,
    1,000     Series 2006A                                                     5.00      11/15/2014           1,063
    1,000     Series 2006A                                                     5.00      11/15/2015           1,066
    2,900   Wayne County COP (INS)                                             5.63       5/01/2011           2,999
                                                                                                         ----------
                                                                                                              7,669
                                                                                                         ----------
            MINNESOTA (0.4%)
    1,000   Higher Education Facilities Auth. RB, Series Six-I                 4.00       4/01/2015           1,007
            St. Paul Housing and Redevelopment Auth.
              Health Care Facility RB,
      250     Series 2006                                                      5.00       5/15/2013             260
      250     Series 2006                                                      5.00       5/15/2014             261

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $   250     Series 2006                                                      5.00%      5/15/2015      $      262
      300     Series 2006                                                      5.00       5/15/2016             315
      325     Series 2006                                                      5.25       5/15/2017             348
    1,645   St. Paul Housing and Redevelopment Auth.
              Hospital RB, Series 1997A                                        5.35      11/01/2007           1,654
                                                                                                         ----------
                                                                                                              4,107
                                                                                                         ----------
            MISSISSIPPI (1.8%)
            Jones County Hospital RB,
    1,105     Series 1997 (ETM)                                                5.10      12/01/2007           1,115
    1,155     Series 1997 (PRE)                                                5.20      12/01/2008           1,166
    5,155   Lafayette County Hospital RB,
              Series 1997 (ETM)                                                5.50       3/01/2009           5,274
            Mississippi Hospital Equipment and
              Facilities Auth. RB,
    4,330     Series 2006                                                      5.00      12/01/2014           4,494
    1,500     Series 2007A                                                     5.00       8/15/2013           1,568
    2,280     Series 2007A                                                     5.00       8/15/2014           2,390
    1,000     Series 2007A                                                     5.00       8/15/2015           1,050
    2,000     Series 2007A                                                     5.00       8/15/2016           2,107
                                                                                                         ----------
                                                                                                             19,164
                                                                                                         ----------
            MISSOURI (1.5%)
            Cape Girardeau County IDA RB,
    1,000     Series 2007(e)                                                   5.00       6/01/2017           1,054
    1,135     Series 2007(e)                                                   5.00       6/01/2014           1,187
            Fenton Tax Increment RB,
    1,000     Series 2006                                                      4.00       4/01/2009           1,003
    2,440     Series 2006                                                      4.10       4/01/2010           2,453
    1,200     Series 2006                                                      5.00       4/01/2011           1,246
    1,750     Series 2006                                                      5.00       4/01/2012           1,829
    1,055   Missouri Joint Municipal Electric Utility
              Commission RB, Series 2006 (INS)                                 5.00       1/01/2015           1,141
    6,000   State Environmental Improvement and Energy
              Resources Auth. RB, Series 1993                                  4.00       1/02/2012           5,987
                                                                                                         ----------
                                                                                                             15,900
                                                                                                         ----------
            NEBRASKA (0.3%)
            Investment Finance Auth. Hospital RB,
      410     Series 1997 (INS)                                                5.00      11/15/2007             413
      505     Series 1997 (INS)                                                5.05      11/15/2008             514
    2,570   O'Neil IDRB, Series 2001                                           4.80       5/01/2009           2,621
                                                                                                         ----------
                                                                                                              3,548
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            NEW JERSEY (2.4%)
  $ 4,467   Bayonne BAN                                                        4.75%     10/26/2007      $    4,481
    4,500   Bayonne BAN                                                        5.00      10/26/2007           4,519
    5,450   Tobacco Settlement Financing Corp.
              Bonds, Series 2007-1A                                            5.00       6/01/2014           5,661
    9,640   Transit Corp. COP, Series 2002B                                    5.75       9/15/2014          10,502
                                                                                                         ----------
                                                                                                             25,163
                                                                                                         ----------
            NEW MEXICO (0.5%)
            Jicarilla Apache Nation RB,
    1,500     Series 2003A(b)                                                  5.00       9/01/2011           1,542
    1,850     Series 2003A(b)                                                  5.00       9/01/2013           1,916
    2,120   Sandoval County Incentive Payment RB,
              Series 2005                                                      4.00       6/01/2015           2,125
                                                                                                         ----------
                                                                                                              5,583
                                                                                                         ----------
            NEW YORK (10.0%)
    2,450   Albany IDA RB, Series 2002A                                        5.25       7/01/2008           2,467
    7,000   Convention Center Operating Corp. COP (PRE)                        5.25       6/01/2008           7,086
    5,000   Dormitory Auth. RB, Good Samaritan Hospital,
              Series 1998A (INS) (ETM)                                         5.50       7/01/2009           5,205
            Dormitory Auth. RB, NYU Hospitals Center,
    1,000     Series 2006A                                                     5.00       7/01/2013           1,034
    2,510     Series 2006A                                                     5.00       7/01/2014           2,600
    3,145     Series 2006A                                                     5.00       7/01/2015           3,260
    3,710     Series 2007A                                                     5.00       7/01/2013           3,863
    4,095     Series 2007A                                                     5.00       7/01/2015           4,278
    3,295     Series 2007A                                                     5.00       7/01/2016           3,446
            Dormitory Auth. RB, Bronx-Lebanon
              Hospital Center,
    2,000     Series 2006                                                      4.00       2/15/2015           2,003
    2,000     Series 2006                                                      4.00       8/15/2015           2,000
            Dormitory Auth. RB, Jamaica Hospital,
    2,675     Series 2007                                                      4.00       2/15/2015           2,688
      720     Series 2007                                                      4.00       2/15/2016             717
    4,000   East Rochester Housing Auth. RB,
              Series 2002A (NBGA)                                              3.75      12/20/2012           3,989
            New York City GO,
    6,420     Series 1998F                                                     5.50       8/01/2007           6,458
    1,085     Series 1999H (ETM)                                               5.00       3/15/2008           1,100
    1,915     Series 1999H                                                     5.00       3/15/2008           1,939
    3,750     Series 2001A (ETM)                                               5.00       5/15/2007           3,756

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 3,940     Series 2001A (ETM)                                               5.00%      5/15/2008      $    4,001
    9,640     Series 2006J-1                                                   5.00       6/01/2014          10,313
            New York City Transitional Finance Auth. RB,
    2,150     Series 1999A (ETM)                                               5.00       8/15/2008           2,191
    7,850     Series 1999A (economically defeased)                             5.00       8/15/2008           8,001
    5,095   Suffolk County IDA RB, Series 2006                                 4.30      11/01/2011           5,117
            Thruway Auth. Highway and Bridge Trust
              Fund Bonds,
   10,000     Series 1999B (INS) (ETM)(c)                                      5.00       4/01/2008          10,141
    7,650     Series 2000B (INS) (ETM)                                         5.50       4/01/2008           7,795
    1,275   Ulster County IDA RB, Series 1999
              (LOC - Manufacturers & Traders Trust Co.)                        5.20      11/15/2009           1,305
                                                                                                         ----------
                                                                                                            106,753
                                                                                                         ----------
            NORTH CAROLINA (0.2%)
    2,100   Medical Care Commission Retirement
              Facilities RB, Series 2007(e)                                    4.38       7/01/2017           2,101
                                                                                                         ----------
            OHIO (0.5%)
    1,285   American Municipal Power, BAN, Series 2000                         4.00       8/17/2007           1,284
            Franklin County Health Care Facilities RB,
      475     Series 1997                                                      5.15       7/01/2007             476
      600     Series 1997                                                      5.25       7/01/2008             607
            Miami County Hospital Facilities RB,
    1,240     Series 2006                                                      5.25       5/15/2011           1,295
    1,865     Series 2006                                                      5.25       5/15/2012           1,963
                                                                                                         ----------
                                                                                                              5,625
                                                                                                         ----------
            OKLAHOMA (0.3%)
            Cherokee Nation Health Care System RB,
    1,200     Series 2006 (INS)(b)                                             4.10       12/01/2011          1,202
    2,150     Series 2006 (INS)(b)                                             4.30       12/01/2016          2,129
                                                                                                         ----------
                                                                                                              3,331
                                                                                                         ----------
            OREGON (0.5%)
    5,400   Tri-County Metropolitan Transportation
              District RB, Series 2006 (INS)                                   4.00       5/01/2014           5,422
                                                                                                         ----------
            PENNSYLVANIA (0.4%)
            Montgomery County IDA RB,
    1,500     Series 2006B                                                     5.00       11/15/2016          1,595
    2,000     Series 2006B                                                     5.00       11/15/2017          2,116
                                                                                                         ----------
                                                                                                              3,711
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            PUERTO RICO (4.2%)
  $ 4,800   Government Development Bank CP                                     4.05%      4/12/2007      $    4,800
    5,000   Government Development Bank CP                                     4.05       4/12/2007           5,000
   11,585   Government Development Bank CP                                     4.07       6/18/2007          11,581
   15,500   Government Development Bank CP                                     4.07       6/22/2007          15,494
    7,500   Government Development Bank Notes,
              Series 2006B                                                     5.00      12/01/2014           8,009
                                                                                                         ----------
                                                                                                             44,884
                                                                                                         ----------
            SOUTH CAROLINA (0.6%)
    2,125   Georgetown County PCRB, Series 1999A                               5.13       2/01/2012           2,214
    3,000   Jobs EDA Health Facilities RB,
              Series 2002F-1 (INS)                                             4.05       4/01/2013           3,019
    1,485   SCAGO Educational Facilities Corp. Union
              School District RB, Series 2006 (INS)                            4.00      12/01/2016           1,464
                                                                                                         ----------
                                                                                                              6,697
                                                                                                         ----------
            TENNESSEE (0.1%)
      965   Springfield Hospital RB, Series 1998                               4.90       8/01/2008             967
                                                                                                         ----------

            TEXAS (6.0%)
    2,485   Austin Higher Education Auth. RB, Series 1998                      4.80       8/01/2009           2,509
      670   Bexar County Health Facilities Development
              Corp. RB, Series 2007                                            5.00       7/01/2011             692
    3,355   Bexar County Limited Tax GO, Series 1999                           4.45(a)    6/15/2007           3,329
    2,095   Duncanville ISD GO, Series 2001A (NBGA)                            4.42(a)    2/15/2008           2,028
            Gregg County Health Facilities Development
              Corp. Hospital RB,
    1,335     Series 2006A                                                     5.00      10/01/2015           1,395
    2,105     Series 2006A                                                     5.00      10/01/2016           2,206
      750   Harlandale ISD School Refunding Bonds,
              Series 2000 (NBGA)                                               5.10(a)    8/15/2008             713
    1,110   Harrison County Health Facilities Development
              Corp. RB, Series 1998 (INS) (ETM)                                4.90       1/01/2008           1,120
            Hidalgo County Health Services Corp. RB,
    1,090     Series 2005                                                      4.00       8/15/2008           1,087
      190     Series 2005                                                      5.00       8/15/2010             194
    3,000   Houston ISD GO, Series 1999A (NBGA)                                4.55(a)    2/15/2009           2,796
            Houston ISD Public Facility Corp. RB,
    3,885     Series 1998A (INS)                                               4.85(a)    9/15/2007           3,820
    3,885     Series 1998A (INS)                                               4.90(a)    9/15/2008           3,679
    4,805     Series 1998B (INS)                                               4.85(a)    9/15/2007           4,724
    5,260     Series 1998B (INS)                                               4.90(a)    9/15/2008           4,981

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            Lewisville ISD Tax Refunding Bonds,
  $ 4,000     Series 2006 (NBGA)                                               4.01%(a)   8/15/2010      $    3,519
    3,000     Series 2006 (NBGA)                                               4.07(a)    8/15/2011           2,536
    2,440   Lewisville RB, Series 1998 (INS)                                   5.00       9/01/2010           2,480
            Midlothian Development Auth. Tax Increment RB,
      500     Series 2007A (INS)                                               5.00      11/15/2011             523
      760     Series 2007A (INS)                                               5.00      11/15/2012             800
      535     Series 2007A (INS)                                               5.00      11/15/2013             566
      560     Series 2007A (INS)                                               5.00      11/15/2014             594
      390     Series 2007A (INS)                                               5.00      11/15/2015             415
            Northwest ISD GO,
    1,220     Series 2006 (NBGA)                                               4.01(a)    2/15/2013             968
    1,000     Series 2006 (NBGA)                                               4.07(a)    2/15/2014             761
    8,150   Plano ISD GO, Series 2001 (NBGA)                                   4.42(a)    2/15/2008           7,891
    1,250   Tarrant County Cultural Education Facilities
              Finance Corp. RB, Series 2006A                                   5.75      11/15/2015           1,323
            Wylie ISD GO,
    1,580     Series 2001 (NBGA) (ETM)                                         4.29(a)    8/15/2007           1,558
      800     Series 2001 (NBGA)                                               4.29(a)    8/15/2007             789
      710     Series 2001 (NBGA) (ETM)                                         4.40(a)    8/15/2008             675
      675     Series 2001 (NBGA)                                               4.40(a)    8/15/2008             641
    1,225     Series 2001 (NBGA) (ETM)                                         4.50(a)    8/15/2009           1,123
    2,155     Series 2001 (NBGA)                                               4.50(a)    8/15/2009           1,971
                                                                                                         ----------
                                                                                                             64,406
                                                                                                         ----------
            UTAH (1.7%)
   18,470   Jordanelle Special Service District, Improvement
              District #2005-2 Warrants, Series 2005-2
              (acquired 06/14/2006; cost $18,470)(d),(f)                       4.58       6/20/2009          18,564
                                                                                                         ----------
            VIRGINIA (2.2%)
   18,665   Chesapeake Port Facility IDA RB, Series 2004(c)                    3.90       3/01/2013          18,475
    3,000   Chesterfield County IDA PCRB, Series 1987C                         4.95      12/01/2007           3,005
    2,000   Newport News IDA IDRB, Series 2000                                 5.50       9/01/2008           2,052
                                                                                                         ----------
                                                                                                             23,532
                                                                                                         ----------
            WISCONSIN (0.6%)
    6,885   Kenosha GO, Series 1998B (INS) (ETM)                               4.50(a)   10/15/2008           6,503
                                                                                                         ----------
            Total Fixed-Rate Instruments (cost: $570,068)                                                   574,221
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            PUT BONDS (19.6%)

            ARIZONA (1.9%)
            Maricopa County PCRB,
  $10,000     Series 2000B                                                     2.90%      6/01/2035      $    9,769
   11,000     Series 2003A                                                     4.00       1/01/2038          11,001
                                                                                                         ----------
                                                                                                             20,770
                                                                                                         ----------
            CALIFORNIA (3.1%)
    5,975   Fresno MFH RB, Series 1997A                                        4.88       1/01/2028           6,033
            Health Facilities Financing Auth. RB,
      245     Series H (PRE)                                                   4.45       7/01/2026             253
    2,755     Series H                                                         4.45       7/01/2026           2,802
            Statewide Communities Development Auth. RB,
    5,000     Series 1999F                                                     5.30       6/01/2029           5,080
    5,775     Series 2002C                                                     3.85      11/01/2029           5,761
    5,000     Series 2006B (INS)                                               4.10       4/01/2028           5,060
    8,500     Series I                                                         3.45       4/01/2035           8,385
                                                                                                         ----------
                                                                                                             33,374
                                                                                                         ----------
            COLORADO (0.3%)
    3,000   Health Facilities Auth. RB, Series 2004B                           3.75       6/01/2034           2,978
                                                                                                         ----------
            FLORIDA (1.9%)
            Highlands County Health Facilities Auth. RB,
    5,000     Series 2002                                                      3.95      11/15/2032           4,962
    7,500     Series 2005I                                                     5.00      11/15/2029           7,716
    5,000   Miami-Dade County School Board COP,
              Series 2003B (INS)                                               5.00       5/01/2031           5,222
    2,500   Univ. Athletic Association, Inc. RB,
              Series 2001 (LOC - SunTrust Bank)                                2.80      10/01/2031           2,452
                                                                                                         ----------
                                                                                                             20,352
                                                                                                         ----------
            ILLINOIS (1.7%)
            Educational Facilities Auth. RB,
    1,250     Series 1998A                                                     4.13       3/01/2030           1,253
    1,250     Series 1998A                                                     4.13       3/01/2030           1,245
    1,550     Series 2000A                                                     3.35       3/01/2034           1,529
   12,000     Series 2000A                                                     3.65       3/01/2034          11,877
    1,900     Series 2002                                                      3.90      11/01/2036           1,888
                                                                                                         ----------
                                                                                                             17,792
                                                                                                         ----------
            INDIANA (0.7%)
    7,500   Rockport PCRB, Series 2002A                                        4.90       6/01/2025           7,518
                                                                                                         ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            IOWA (0.8%)
  $ 8,500   Chillicothe PCRB, Series 1998                                      3.60%     11/01/2023      $    8,435
                                                                                                         ----------
            LOUISIANA (0.5%)
    5,000   Offshore Terminal Auth. RB, Series 2001                            3.65      10/01/2021           4,991
                                                                                                         ----------
            MISSOURI (0.4%)
    4,000   Bi-State Development Agency Mass Transit
              Sales Tax Appropriation Bonds, Series 2005A
              (LOC - JPMorgan Chase Bank, N.A.)                                3.95      10/01/2035           4,023
                                                                                                         ----------
            NEW MEXICO (0.5%)
    5,500   Farmington PCRB, Series 2002A (INS)                                4.00       6/01/2032           5,503
                                                                                                         ----------
            NEW YORK (0.3%)
    1,970   Amherst IDA RB, Series 2006A (INS)                                 4.20      10/01/2031           1,971
    1,100   Brookhaven IDA RB, Series 2001
              (LOC - North Fork Bank)                                          4.25      11/01/2037           1,103
                                                                                                         ----------
                                                                                                              3,074
                                                                                                         ----------
            OHIO (0.2%)
    2,015   Allen County Economic Development RB,
              Series 1998 (LOC - National City Bank)                           3.00       4/15/2018           1,997
                                                                                                         ----------
            RHODE ISLAND (0.2%)
    2,280   Health and Educational Building Corp. RB,
              Series 2003B (LOC - Citizens Bank of
              Rhode Island)                                                    2.55       9/15/2033           2,258
                                                                                                         ----------
            TEXAS (4.1%)
   19,000   Brazos River Harbor Navigation RB,
              Series 2002B-2                                                   4.75       5/15/2033          19,020
   10,000   Northside ISD Refunding Bonds,
              Series 2006C (NBGA)(c)                                           4.10       6/01/2035          10,118
            Red River Education Finance Corp. RB,
   12,000     Series 2001                                                      2.75       3/01/2031          11,702
    2,500     Series 2004 (LOC - Allied Irish Banks plc)                       2.10      12/01/2034           2,460
                                                                                                         ----------
                                                                                                             43,300
                                                                                                         ----------
            VIRGINIA (0.3%)
    3,750   Peninsula Ports Auth. Coal Terminal RB,
              Series 2003                                                      3.30      10/01/2033           3,707
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            WYOMING (2.7%)
  $15,000   Lincoln County PCRB, Series 1991                                   3.40%      1/01/2016      $   14,650
   14,000   Sweetwater County PCRB                                             3.90      12/01/2014          13,792
                                                                                                         ----------
                                                                                                             28,442
                                                                                                         ----------
            Total Put Bonds (cost: $209,078)                                                                208,514
                                                                                                         ----------

            PERIODIC AUCTION RESET BONDS (6.0%)

            ARIZONA (1.2%)
   12,200   Maricopa County IDA MFH RB, Series 2003B                           4.10       1/01/2039          12,200
                                                                                                         ----------
            CALIFORNIA (1.8%)
            Statewide Communities Development Auth.
              COP, SAVRS,
    9,850     Series 1998 (INS)                                                4.14      12/01/2028           9,850
    7,600     Series 1999 (INS)                                                3.90       5/15/2029           7,600
      650     Series TJT5 (INS)                                                4.07       5/15/2029             650
    1,100     Series TMG9 (INS)                                                4.20       5/15/2029           1,100
                                                                                                         ----------
                                                                                                             19,200
                                                                                                         ----------
            FLORIDA (1.4%)
    7,400   Brevard County Health Facilities Auth. RB,
              SAVRS, Series 1998 (INS)                                         4.14      12/01/2028           7,400
    7,800   Volusia County IDA RB, SAVRS,
              Series 1998 (INS)                                                4.14      12/01/2028           7,800
                                                                                                         ----------
                                                                                                             15,200
                                                                                                         ----------
            OKLAHOMA (1.1%)
   12,000   Tulsa County Industrial Auth. MFH RB,
              SAVRS, Series 2002B                                              4.05       1/01/2039          12,000
                                                                                                         ----------
            TEXAS (0.5%)
    5,200   Housing Options, Inc. MFH RB, Series 2003A                         4.05       1/01/2039           5,200
                                                                                                         ----------
            Total Periodic Auction Reset Bonds (cost: $63,800)                                               63,800
                                                                                                         ----------

            VARIABLE-RATE DEMAND NOTES (19.0%)

            ALABAMA (3.6%)
   38,750   McIntosh IDRB, Series 1998D                                        4.12       7/01/2028          38,750
                                                                                                         ----------
            DELAWARE (0.9%)
   10,100   EDA RB, Series 1999A                                               3.90       7/01/2024          10,100
                                                                                                         ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            GEORGIA (0.4%)
  $ 4,000   La Grange Development Auth. RB, Series 1989                        3.95%     10/01/2012      $    4,000
                                                                                                         ----------
            IDAHO (1.9%)
   19,885   American Falls Reservoir District RB,
              Series 2000                                                      3.95       2/01/2025          19,885
                                                                                                         ----------
            ILLINOIS (0.0%)
      110   West Frankfort Commercial Redevelopment RB                         6.20       4/01/2007             110
                                                                                                         ----------
            LOUISIANA (1.0%)
            Public Facilities Auth. Equipment and Capital
              Facilities Pooled Loan Program RB,
    4,680     Series 2000 (LOC - Capital One, N.A.)                            4.15       7/01/2027           4,680
    2,055     Series 2001 (LOC - Capital One, N.A.)                            4.15       7/01/2023           2,055
    3,730     Series 2001A (LOC - Capital One, N.A.)                           4.15       7/01/2022           3,730
                                                                                                         ----------
                                                                                                             10,465
                                                                                                         ----------
            MARYLAND (0.5%)
    5,400   Montgomery County MFH RB,
              Series 1993, Issue I (NBGA)(b)                                   3.73      11/01/2020           5,400
                                                                                                         ----------
            MICHIGAN (2.0%)
    7,300   Job Development Auth. PCRB, Series 1985
              (LOC - Sumitomo Mitsui Banking Corp.)                            6.15      10/01/2008           7,300
   14,200   Strategic Fund PCRB, Series 1985                                   7.00      12/01/2008          14,200
                                                                                                         ----------
                                                                                                             21,500
                                                                                                         ----------
            MISSOURI (0.5%)
    4,864   Branson Creek Community Improvement
              District Special Assessment Bonds,
              Series 2002 (LOC - Regions Bank)                                 3.91       3/01/2022           4,864
                                                                                                         ----------
            MULTI-STATE (2.1%)
   22,210   P-FLOAT, Series EC-001 (INS) (LIQ)(b)                              3.85      10/01/2035          22,210
                                                                                                         ----------
            NEW YORK (1.7%)
   17,967   New York City IDA, Fiscal 2004A, Floater
              Certificates, Series 2004-921 (LIQ)(b)                           3.85       5/01/2029          17,967
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            OHIO (1.6%)
  $ 9,700   Air Quality Development Auth. PCRB,
              Series 1995B                                                     3.90%     9/01/2030       $    9,700
    7,540   Marion County RB, Series 2002
              (LOC - Sky Bank)                                                 4.15      9/01/2024            7,540
                                                                                                         ----------
                                                                                                             17,240
                                                                                                         ----------
            PENNSYLVANIA (0.8%)
    9,100   Berks County IDA RB, Series 1982 (INS)                             4.60      7/01/2016            9,100
                                                                                                         ----------
            WYOMING (2.0%)
    8,485   Converse County PCRB, Series 1992                                  4.00     12/01/2020            8,485
            Sweetwater County PCRB,
    9,335     Series 1992A                                                     4.00     12/01/2020            9,335
    3,500     Series 1992B                                                     4.00     12/01/2020            3,500
                                                                                                         ----------
                                                                                                             21,320
                                                                                                         ----------
            Total Variable-Rate Demand Notes (cost: $202,911)                                               202,911
                                                                                                         ----------

            TOTAL INVESTMENTS (COST: $1,045,857)                                                         $1,049,446
                                                                                                         ==========

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) At March 31, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at March 31, 2007, was $22,483,000, which represented 2.1% of the Fund's net assets.

         (e) At March 31, 2007, the aggregate market value of securities purchased on a when-issued basis was $4,342,000.

         (f) Security is a construction loan, whereby the principal is drawn down in monthly installment payments over the construction period of the project. The settlement date resets monthly until all principal has been drawn. At March 31, 2007, the unsettled principal amount was $11,356,000.

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

ASSETS
  Investments in securities, at market value (identified cost of $1,045,857)      $1,049,446
  Cash                                                                                   131
  Receivables:
     Capital shares sold                                                               1,352
     Interest                                                                          9,608
     Securities sold                                                                  24,206
                                                                                  ----------
        Total assets                                                               1,084,743
                                                                                  ----------
LIABILITIES
  Payables:
     Securities purchased                                                             15,695
     Capital shares redeemed                                                           1,247
     Dividends on capital shares                                                         757
  Accrued management fees                                                                253
  Accrued transfer agent's fees                                                            3
  Other accrued expenses and payables                                                    109
                                                                                  ----------
        Total liabilities                                                             18,064
                                                                                  ----------
           Net assets applicable to capital shares outstanding                    $1,066,679
                                                                                  ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                 $1,067,046
  Accumulated undistributed net investment income                                         45
  Accumulated net realized loss on investments                                        (4,001)
  Net unrealized appreciation of investments                                           3,589
                                                                                  ----------
           Net assets applicable to capital shares outstanding                    $1,066,679
                                                                                  ==========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                    100,627
                                                                                  ==========
  Net asset value, redemption price, and offering price per share                 $    10.60
                                                                                  ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
  Interest income                                             $46,373
                                                              -------
EXPENSES
  Management fees                                               3,400
  Administration and servicing fees                             1,662
  Transfer agent's fees                                           544
  Custody and accounting fees                                     198
  Postage                                                          97
  Shareholder reporting fees                                       62
  Trustees' fees                                                    8
  Registration fees                                                49
  Professional fees                                                82
  Other                                                            26
                                                              -------
     Total expenses                                             6,128
  Expenses paid indirectly                                        (57)
                                                              -------
     Net expenses                                               6,071
                                                              -------
NET INVESTMENT INCOME                                          40,302
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss                                              (864)
  Change in net unrealized appreciation/depreciation            2,306
                                                              -------
     Net realized and unrealized gain                           1,442
                                                              -------
  Increase in net assets resulting from operations            $41,744
                                                              =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
YEARS ENDED MARCH 31,

                                                                   2007             2006
                                                             ---------------------------
FROM OPERATIONS
  Net investment income                                      $   40,302       $   38,906
  Net realized loss on investments                                 (864)          (1,725)
  Change in net unrealized appreciation/depreciation
     of investments                                               2,306           (8,408)
                                                             ---------------------------
     Increase in net assets resulting from operations            41,744           28,773
                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (40,261)         (38,902)
                                                             ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     195,520          261,874
  Reinvested dividends                                           29,886           29,234
  Cost of shares redeemed                                      (320,327)        (403,696)
                                                             ---------------------------
     Decrease in net assets from capital
        share transactions                                      (94,921)        (112,588)
                                                             ---------------------------
  Net decrease in net assets                                    (93,438)        (122,717)
NET ASSETS
  Beginning of year                                           1,160,117        1,282,834
                                                             ---------------------------
  End of year                                                $1,066,679       $1,160,117
                                                             ===========================
Accumulated undistributed net investment income:
  End of year                                                $       45       $        4
                                                             ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    18,457           24,600
  Shares issued for dividends reinvested                          2,821            2,745
  Shares redeemed                                               (30,238)         (37,905)
                                                             ---------------------------
     Decrease in shares outstanding                              (8,960)         (10,560)
                                                             ===========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

                 in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

              the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2007, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $4,339,000, all of which were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $57,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

                  requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended March 31, 2007, the Fund paid CAPCO facility fees of $2,000, which represents 3.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

         distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2007, and 2006, was as follows:

                                                     2007         2006
                                                 -------------------------
Tax-exempt income                                $40,261,000   $38,902,000

         As of March 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                $   802,000
Accumulated capital losses                                      (4,001,000)
Unrealized appreciation                                          3,589,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2007, the Fund had a current post-October capital loss of $236,000 and capital loss carryovers of $3,766,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

        CAPITAL LOSS CARRYOVERS
--------------------------------------
  EXPIRES                     BALANCE
----------                  ----------
   2009                     $   85,000
   2012                        149,000
   2013                        941,000
   2014                        265,000
   2015                      2,326,000
                            ----------
                   Total    $3,766,000
                            ==========

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2007, were $273,788,000 and $314,641,000, respectively.

         As of March 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $1,045,857,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2007, for federal income tax purposes, were $5,373,000 and $1,784,000, respectively, resulting in net unrealized appreciation of $3,589,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

              (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended March 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $3,400,000, which included a performance adjustment of $297,000 that increased the base management fee of 0.28% by 0.03%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,662,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

              Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended March 31, 2007, the Fund reimbursed the Manager $26,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $544,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

         Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                     NET REALIZED
                                                       COST TO           LOSS
          SELLER                   PURCHASER          PURCHASER       TO SELLER
---------------------------------------------------------------------------------
USAA Tax Exempt               USAA Tax Exempt
   Intermediate-Term Fund        Short-Term Fund     $15,109,000      $(231,000)

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED MARCH 31,
                                      -------------------------------------------------------------------
                                            2007          2006          2005           2004          2003
                                      -------------------------------------------------------------------
Net asset value at beginning of
  period                              $    10.59    $    10.68    $    10.88     $    10.87    $    10.65
                                      -------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                      .39           .34           .28            .28           .35
  Net realized and unrealized
     gain (loss)                             .01          (.09)         (.20)           .01           .22
                                      -------------------------------------------------------------------
Total from investment operations             .40           .25           .08            .29           .57
                                      -------------------------------------------------------------------
Less distributions:
  From net investment income                (.39)         (.34)         (.28)          (.28)         (.35)
                                      -------------------------------------------------------------------
  Net asset value at end of period    $    10.60    $    10.59    $    10.68     $    10.88    $    10.87
                                      ===================================================================
Total return (%)*                           3.79          2.40           .75           2.73          5.44
Net assets at end of period (000)     $1,066,679    $1,160,117    $1,282,834     $1,358,560    $1,254,255
Ratio of expenses to average
  net assets (%)**(a)                        .55           .56           .55            .56           .54
Ratio of net investment income
  to average net assets (%)**               3.64          3.22          2.60           2.60          3.25
Portfolio turnover (%)                     35.24         24.37          7.75          22.13         14.14

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended March 31, 2007, average net assets were $1,107,575,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The
    Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            (.00%)(+)     (.01%)        (.00%)(+)      (.00%)(+)     (.01%)
    (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2006, through March 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                    BEGINNING              ENDING             DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE        OCTOBER 1, 2006 -
                                 OCTOBER 1, 2006        MARCH 31, 2007        MARCH 31, 2007
                                 -------------------------------------------------------------
Actual                              $1,000.00             $1,016.30               $2.76

Hypothetical
   (5% return before expenses)       1,000.00              1,022.19                2.77

         *Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.63% for the six-month period of October 1, 2006, through March 31, 2007.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the
         Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services
         (SAS), USAA Financial Planning Services (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         JAMES L. LOVE
         Assistant Secretary
         Born:  December 1968
         Year of Appointment: 2007

         Executive Director Executive Attorney (EP), Securities Counsel, USAA (1/03-present); Senior Counsel, Securities Counsel, USAA (12/02-1/03); Senior Counsel, Securities Counsel & Compliance, IMCO (5/02-12/02).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

56

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

IMCO-2007-836                                           [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40856-0507                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR/A.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2007 and 2006 were $240,010 and $209,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 03-31-2007     $     0            $    0       $ 4,027           $     0          $  4,027
FYE 03-31-2006     $46,660            $    0       $15,212           $ 1,888          $ 63,760
----------------------------------------------------------------------------------------------
TOTAL              $46,660            $    0       $19,239           $ 1,888          $ 67,787
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2007 and 2006 were $93,587 and $175,760, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/A was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR/A is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/21/2008
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/21/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.